Income Taxes - Tax Losses Carryforwards and Deferred Tax Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax losses carried forward
No expiry date	$ 40,897	$ 52,866
2021		9
2022	182	182
2024	3,716	4,081
2025	35,648	34,319
2026	47,661	48,328
2027	62,794	63,303
2028	106,793	111,753
2029	154,454
Tax loss carryforwards	452,145	314,841
Deferred tax valuation allowance:
At January 1	49,021	31,662	$ 20,145
Charged to consolidated statements of operations	25,498	19,414	11,410
Utilization of previously unrecognized tax losses	(285)	(329)	(387)
Write-off of tax losses	(3,142)		(558)
Others		(105)	(89)
Exchange differences	(1,693)	(1,621)	1,141
As at December 31	$ 69,399	$ 49,021	$ 31,662
PRC
Tax losses carried forward
Expiration period	5 years
PRC | HNTEs
Tax losses carried forward
Expiration period	10 years